LVIP SSGA SMID Cap Managed Volatility Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.02%
INVESTMENT COMPANIES–95.02%
Equity Funds–95.02%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	9,315,020	$124,187,848
LVIP SSGA Small-Cap Index Fund	14,936,483	500,357,255
Total Affiliated Investments (Cost $473,578,733)		624,545,103

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.63%
INVESTMENT COMPANY–4.63%
Money Market Fund–4.63%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	30,428,420	$30,428,420
Total Unaffiliated Investment (Cost $30,428,420)		30,428,420

TOTAL INVESTMENTS–99.65% (Cost $504,007,153)	654,973,523
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	2,306,052
NET ASSETS APPLICABLE TO 49,059,617 SHARES OUTSTANDING–100.00%	$657,279,575

✧✧Standard Class shares.

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
243	E-mini Russell 2000 Index	$27,327,780	$26,162,758	12/20/24	$1,165,022	$—
21	E-mini S&P MidCap 400 Index	6,612,060	6,295,327	12/20/24	316,733	—
Total Futures Contracts					$1,481,755	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA SMID Cap Managed Volatility Fund–1

LVIP SSGA SMID Cap Managed Volatility Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.02%@
Equity Funds-95.02%@
✧✧LVIP SSGA Mid-Cap Index Fund	$123,565,429	$8,594,021	$18,323,222	$1,748,157	$8,603,463	$124,187,848	9,315,020	$—	$—
✧✧LVIP SSGA Small-Cap Index Fund	506,716,063	18,079,047	61,192,037	4,913,043	31,841,139	500,357,255	14,936,483	—	—
Total	$630,281,492	$26,673,068	$79,515,259	$6,661,200	$40,444,602	$624,545,103		$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
LVIP SSGA SMID Cap Managed Volatility Fund–2